Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 1,100
Income Amount in Retained Earnings, Represent Without Income Tax Provision			$ 8,800
Deferred Tax Assets, Valuation Allowance	0		0	$ 0
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards	0		0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 8,700		$ 8,700